RETIREMENT-RELATED BENEFITS	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
RETIREMENT-RELATED BENEFITS
RETIREMENT-RELATED BENEFITS

NOTE 12. RETIREMENT-RELATED BENEFITS

The following table presents the components of net periodic benefit cost for the retirement-related benefit plans recognized in the Consolidated Income Statement, excluding defined contribution plans, for the three months ended June 30, 2022 and 2021.

(Dollars in millions)	Defined Benefit Pension Plans		Nonpension Postretirement Benefit Plans
For the three months ended June 30:	2022	2021	2022	2021
Service cost	$12	$23	$—	$1
Interest cost(1)	9	2	—	—
Expected return on plan assets(1)	(11)	(6)	—	—
Recognized actuarial losses (gains)(1)	10	10	—	—
Multi-employer plans and other costs(2)	1	2	—	—
Net periodic benefit cost	$22	$31	$—	$1
(1)	These components of net periodic benefit cost are included in other expense (income) in the Consolidated Income Statement.
(2)

Multi-employer plan costs represent required contributions for the period to multi-employer plans, which are plans sponsored by third parties. The Company recognizes expense in connection with multi-employer plans as operating costs as contributions are funded.

The Company estimates contributions to its defined benefit pension plans, multi-employer plans and nonpension postretirement benefit plans for fiscal year 2023 to be approximately $27 million. These amounts generally represent legally mandated minimum contributions. During the three months ended June 30, 2022, Company contributions paid to the defined benefit pension plans, multi-employer plans and nonpension postretirement benefit plans were $3 million.

NOTE 12. RETIREMENT-RELATED BENEFITS

The following table presents the components of net periodic benefit cost for the retirement-related benefit plans recognized in the Consolidated Income Statement, excluding defined contribution plans, for the three months ended March 31, 2022 and 2021.

(Dollars in millions)	Defined Benefit Pension Plans		Nonpension Postretirement Benefit Plans
For the three months ended March 31:	2022	2021	2022	2021
Service cost	$14	$23	$—	$—
Interest cost(1)	6	1	—	1
Expected return on plan assets(1)	(10)	(5)	—	—
Amortization of prior service costs (credits)(1)	—	—	—	—
Recognized actuarial losses (gains)(1)	16	11	—	—
Curtailments and settlements(1)	4	—	—	—
Multi-employer plans and other costs(2)	(1)	3	—	—
Net periodic benefit cost	$28	$32	$—	$1
(1)	These components of net periodic benefit cost are included in other (income) and expense in the Consolidated Income Statement.
(2)	Multi-employer plan costs represent required contributions for the period to multi-employer plans, which are plans sponsored by third parties. The Company recognizes expense in connection with multi-employer plans as operating costs as contributions are funded.

During the three months ended March 31, 2022, Company contributions paid to the defined benefit pension plans, multi-employer plans and nonpension postretirement benefit plans were not significantly different from amounts previously disclosed in our 2021 Annual Report.

The Company estimates contributions to its defined benefit pension plans, multi-employer plans and nonpension postretirement benefit plans for fiscal year 2023 to be approximately $27 million. These amounts generally represents legally mandated minimum contributions.

In connection with the change to the fiscal year-end to March 31 from December 31, the Company performed an interim remeasurement of our retirement-related benefit plans at March 31, 2022, which resulted in a change in the discount rate from 1.19% at December 31, 2021, to 1.88% at March 31, 2022. Retirement and nonpension postretirement benefit obligations on the Consolidated Balance Sheet decreased by $140 million primarily due to this remeasurement.

NOTE 16. RETIREMENT-RELATED BENEFITS

Description of Plans

The Company sponsors and co-sponsors defined benefit pension plans and other nonpension postretirement benefit plans that cover certain non-U.S. employees and retirees. The defined benefit pension plan benefits are based principally on employees’ years of service and/or compensation levels at or near retirement. These plans are accounted for as defined benefit pension plans for purposes of the consolidated financial statements. Accordingly, the net benefit plan obligations and the related benefit plan expenses of those plans have been recorded in the Company’s consolidated financial statements. The nonpension postretirement benefit plans provide a fixed monthly dollar credit for retiree health care expense. The benefit obligation and related expenses for these plans are included in the consolidated financial statements.

Additionally, certain Company employees participate in multi-employer defined benefit pension plans and post-retirement health plans which are sponsored by third parties and include other participants as well as defined contribution plans that are sponsored by the Company. Accordingly, the Company does not record an asset or liability to recognize the funded status of the multi-

employer plans. However, the Company records service cost and defined contribution cost attributable to its employees who participate in the multi-employer and the defined contribution plans, as well as expense allocated for certain corporate and shared functional employees. These amounts are included in the Consolidated Income Statement.

Plan Financial Information

The following tables present the components of net periodic benefit cost for the retirement-related benefit plans recognized in the Consolidated Income Statement, excluding defined contribution plans.

(Dollars in millions)	Defined Benefit Pension Plans			Nonpension Postretirement Benefit Plans
For the year ended December 31:	2021	2020	2019	2021	2020	2019
Service cost	$81	$109	$101	$2	$3	$3
Interest cost*	11	10	17	2	1	1
Expected return on plan assets*	(30)	(24)	(27)	(1)	(1)	(1)
Amortization of prior service costs (credits)*	—	(1)	—	—	—	—
Recognized actuarial losses*	51	36	26	—	—	—
Curtailments and settlements*	2	—	—	—	—	—
Multi-employer plans and other costs**	7	13	20	—	—	—
Total net periodic benefit cost	$123	$143	$138	$3	$3	$4
*	These components of net periodic benefit cost are included in other (income) and expense in the Consolidated Income Statement.
**

Multi-employer plan costs represent required contributions for the period to multi-employer plans, which are plans sponsored by third parties. The Company recognizes expense in connection with these plans as contributions are funded.

The following table presents the changes in net benefit obligation and plan assets, excluding defined contribution plans and multi-employer plans.

	Defined Benefit		Nonpension Postretirement
	Pension Plans		Benefit Plans
(Dollars in millions)	2021	2020	2021	2020
Change in benefit obligation
Benefit obligation at January 1	$1,202	$1,099	$13	$13
Service cost*	10	15	—	1
Interest cost	4	10	1	1
Plan participants’ contributions	1	—	—	—
Benefit obligation assumed from former Parent**	1,178	(12)	6	—
Actuarial losses (gains)	(43)	33	3	(1)
Benefits paid from trust	(2)	(21)	—	—
Direct benefit payments	(3)	(19)	—	—
Foreign exchange impact	(34)	97	—	—
Amendments, curtailments, settlements and other	(11)	—	(4)	—
Benefit obligation at December 31	$2,302	$1,202	$19	$13
Change in plan assets
Fair value of plan assets at January 1	$654	$612	$13	$12
Actual return on plan assets	39	13	—	2
Employer contributions	23	4	—	—
Fair value of plan assets assumed from former Parent**	810	(10)	(13)	—
Plan participants’ contributions	1	—	—	—
Benefits paid from trust	(2)	(21)	—	—
Foreign exchange impact	(22)	56	—	(1)
Settlements	(8)	—	—	—
Fair value of plan assets at December 31	$1,496	$654	$—	$13
Funded status at December 31	$(807)	$(548)	$(19)	$—
Accumulated benefit obligation***	$2,181	$1,171
*	Represents service costs attributable to Company-sponsored and co-sponsored plans.
**	Represents the impact to benefit obligation and fair value of plan assets resulting from pension assets and liabilities assumed in connection with establishment of certain Kyndryl legal entities.
***	Represents the benefit obligation assuming no future participant compensation increases.

The following table presents the amounts recorded in the Consolidated Balance Sheet.

	Defined Benefit		Nonpension Postretirement
	Pension Plans		Benefit Plans
	December 31,		December 31,
(Dollars in millions)	2021	2020	2021	2020
Noncurrent assets – pension assets	$58	$—	$—	$1
Current liabilities – accrued compensation and benefits	(28)	—	—	—
Noncurrent liabilities – retirement and nonpension postretirement benefit obligations	(836)	(548)	(18)	(1)
Funded status, net	$(807)	$(548)	$(19)	$—

The following table presents information for defined benefit plans with accumulated benefit obligations (ABO) or projected benefit obligations (PBO) in excess of plan assets.

	At December 31, 2021		At December 31, 2020
	Benefit	Plan	Benefit	Plan
(Dollars in millions)	Obligation	Assets	Obligation	Assets
PBO in excess of plan assets	$1,990	$1,125	$1,202	$654
ABO in excess of plan assets	1,790	1,039	1,079	561
Plan assets in excess of PBO	312	371	—	—

The following table presents information for the nonpension postretirement benefit plans with accumulated postretirement benefit obligations (APBO) in excess of plan assets.

	At December 31, 2021		At December 31, 2020
	Benefit	Plan	Benefit	Plan
(Dollars in millions)	Obligation	Assets	Obligation	Assets
APBO in excess of plan assets	$19	$—	$1	$—
Plan assets in excess of APBO	—	—	12	13

The following table presents the pretax net loss and prior service costs (credits) recognized in OCI and the changes in pretax net loss and prior service costs (credits) as well as Separation-related transfers from Parent recognized in AOCI for the retirement-related benefits plans.

	Defined Benefit		Nonpension Postretirement
	Pension Plans		Benefit Plans
(Dollars in millions)	2021	2020	2021	2020
Net loss (gain) at January 1	$314	$307	$(2)	$(1)
Current period loss (gain)	(75)	43	3	(2)
Curtailments and settlements	(3)	—	—	—
Amortization of net loss included in net periodic benefit cost	(51)	(36)	—	—
Separation-related transfers from Parent **	444	—	5	—
Net loss (gain) at December 31	$629	$314	$6	$(2)
Prior service costs (credits) at January 1	(2)	(3)	—	—
Current period prior service costs (credits)	3	—	(4)	—
Amortization for prior service costs (credits) included in net periodic benefit cost	—	1	—	—
Separation-related transfers from Parent **	9	—	—	—
Prior service costs (credits) at December 31	$9	$(2)	$(4)	$—
Total amounts recognized in accumulated other comprehensive loss (income)*	$638	$312	$2	$(2)
*

See Note 14 – Equity for the total change in AOCI and the Consolidated Statement of Comprehensive Income for the components of net periodic benefit cost, including the related tax effects, recognized in OCI for the retirement-related benefit plans.

**

Separation-related transfers from Parent represent the pretax impact resulting from the assumption of pension assets and liabilities, along with the associated deferred costs, in connection with establishment of certain Kyndryl legal entities. These transfers are not recognized in OCI; rather they are recognized as transfers into AOCI. See Note 14 – Equity.

The following table presents the weighted-average assumptions used to measure the net periodic benefit cost and the year-end benefit obligations.

	Defined Benefit			Nonpension Postretirement
	Pension Plans			Benefit Plans
Weighted-average assumptions used to measure	2021	2020	2019	2021	2020	2019
Net periodic benefit cost
Discount rate	0.62%	0.86%	1.65%	8.31%	8.31%	8.89%
Expected long-term returns on plan assets	3.00%	4.03%	4.62%		8.20%	9.00%
Rate of compensation increase	2.22%	2.25%	1.37%
Benefit obligations
Discount rate	1.19%	0.62%	0.86%	1.04%	8.31%	8.31%
Rate of compensation increase	2.30%	2.22%	2.25%
Interest crediting rate - cash balance plans	1.43%

In certain countries, a portfolio of high-quality corporate bonds is used to construct a yield curve. Cash flows from the Company’s expected benefit obligation payments are matched to the yield curve to derive discounts. In other countries where the markets for high-quality long-term bonds are not as well developed, a portfolio of long-term government bonds is used as a base and a credit spread is added to simulate corporate bond yields at these maturities in the jurisdiction of each plan. This is the benchmark for developing the respective discount rates.

In developing the expected long-term rate of return on assets, the Company considers the long-term expectations for future returns. The use of expected returns may result in pension income that is greater or less than the actual return of those plan assets in a given year. Over time, however, the expected rate of return is expected to approximate the actual long-term results, leading to a pattern of income or loss recognition that more closely matches the pattern of services provided by the employees.

For the nonpension postretirement benefit plans, the Company reviews external data to determine the healthcare costs trends. The healthcare cost trend rates have an insignificant effect on plan costs or other benefit obligations due to terms of the plan which limit the Company’s obligation to the participants.

Investment Policies and Strategies

The investment objective of the plan assets is to generate returns that will enable the plan to meet its future obligations. The weighted-average target allocation for the defined benefit plans is 24 percent equity securities, 45 percent fixed-income securities, 4 percent real estate, 17 percent insurance contracts and 11 percent other investments. Typically the responsibility for determining the target allocation and managing the investments lies with a plan governing board that may include up to 50 percent of members elected by employees and retirees. Generally, these defined benefit plans do not invest in illiquid assets, and their use of derivatives is mainly for currency hedging, interest rate risk management, credit exposure and alternative investment strategies.

Plan Assets and Fair Value Measurements

The following table presents the Company’s defined benefit pension plans’ asset classes and their associated fair value at December 31, 2021 and 2020.

	December 31, 2021				December 31, 2020
(Dollars in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity
Equity securities	$9	$—	$—	$9	$—	$—	$—	$—
Fixed income
Government and related(1)	—	158	—	158	—	18	—	18
Corporate bonds	—	32	—	32	—	—	—	—
Insurance contracts	—	255	—	255	—	91	—	91
Cash and short-term investments(2)	14	—	—	14	1	—	—	1
Derivative assets(3)	3	12	—	15	—	—	—
Mutual funds	—	—	—	—	7	—	—	7
Subtotal	$26	$457	$—	$483	$8	$110	$—	$118
Investments measured at net asset value using NAV as a practical expedient(4)	—	—	—	1,013	—	—	—	537
Fair value of plan assets	$26	$457	$—	$1,496	$8	$110	$—	$654
(1)	Includes debt issued by national, state and local governments and agencies.
(2)	Includes cash, cash equivalents and short-term marketable securities.
(3)	Includes forward contracts, interest rate swaps, exchange traded and other over-the-counter derivatives.
(4)

Investments measured at fair value using the net asset value (NAV) per share (or its equivalent), as a practical expedient. These investments include commingled funds, hedge funds, common collective trusts, private equity partnerships and real estate partnerships.

For the year ended December 31, 2021, there were no plan assets in the nonpension postretirement benefit plans. For the year ended December 31, 2020, the nonpension postretirement benefit plans held plan assets of $13 million, invested in government debt and corporate bonds categorized as Level 2 in the fair value hierarchy.

Approximately 78% of plan assets are held in plans which are co-sponsored by the Company along with IBM. The allocation of the fair value of co-sponsored plan assets is based on the initial pension assets assumed in connection with establishment of certain Kyndryl legal entities, Company contributions, distributions and market returns.

Retirement-related benefit plan assets are recognized and measured at fair value. Because of the inherent uncertainty of valuations, these fair value measurements may not necessarily reflect the amounts the Company could realize in current market transactions. The following is a description of the valuation techniques used to measure plan assets at fair value. There were no changes in valuation techniques during the periods presented.

Equity securities and mutual funds: Equity securities are valued at the closing price reported on the stock exchange on which the individual securities are traded. Mutual funds are typically valued based on quoted market prices. These assets are generally classified as Level 1.

Fixed income: Fixed-income securities, other than insurance contracts, are typically valued using the closing price reported on the major market on which the individual securities are traded, if available. Assets fair valued using this methodology are generally classified as Level 2. If market prices are unavailable, the fair value is estimated using pricing models or quoted prices of securities with similar characteristics.

Insurance contracts: Fair value is based on the expected value of the insurance benefits of the insurance contracts. The insurance benefits are assessed using the same interest rate and mortality table used to determine the liability. These assets are generally classified as Level 2.

Cash and short-term investments: Cash includes money market accounts that are valued at their cost plus interest on a daily basis, which approximates fair value. Short-term investments represent securities with original maturities of one year or less. These assets are generally classified as Level 1.

Derivatives assets: Exchange-traded derivatives are valued at the closing price reported on the exchange on which the individual securities are traded. Forward contracts are valued using a mid-close price. Over-the-counter derivatives are valued using pricing models. These models require a variety of inputs, yield curves, credit curves, measures of volatility and foreign exchange rates. Derivative assets are classified as Level 1 or Level 2 depending on availability of quoted market prices.

Investments measured at net asset value: Certain investments are measured at fair value using the net asset value (“NAV”) per share (or its equivalent) as a practical expedient. These investments, which may include commingled funds, hedge funds, common collective trusts, private equity partnerships and real estate partnerships, are typically valued using the NAV provided by the administrator of the fund. The NAV is based on the value of the underlying assets owned by the fund, minus liabilities multiplied by the plan’s ownership of the investment.

Contributions and Direct Benefit Payments

It is the Company’s general practice to fund amounts for pensions sufficient to meet the minimum requirements set forth in applicable employee benefits laws and local tax laws. From time to time, the Company contributes additional amounts as it deems appropriate.

The following table presents the contributions made to the defined benefit pension plan, nonpension postretirement benefit plans, multi-employer plans, defined contribution plans and direct payments made in 2021, 2020 and 2019. The cash contributions to the multi-employer plans represent the annual cost included in the net periodic benefit cost recognized in the Consolidated Income Statement.

	Year Ended December 31,
(Dollars in millions)	2021	2020	2019
Defined benefit plans	$25	$4	$4
Multi-employer plans*	5	7	9
Defined contribution plans	165	194	207
Direct payments	33	19	16
Total	$229	$225	$236
*	Multi-employer plans are sponsored by third parties.

Contributions to nonpension postretirement benefit plans were not material for any periods presented.

Prior to September 1, 2021, certain U.S. employees were eligible to participate in the IBM 401(k) Plus Plan, which provided matching contributions up to 6% of eligible pay. On September 1, 2021, employees who participated in the IBM 401(k) Plus Plan were transferred to the Kyndryl 401(k) Plan and eligible to continue to receive matching contributions up to 6% of eligible pay. For all eligible employees hired or rehired on or after September 1, 2021, the Kyndryl 401(k) Plan provides a matching contribution of up to 3% of eligible pay.

The Company estimates contributions to its defined benefit and multi-employer plans in 2022 to be approximately $29 million, the largest of which will be contributed to a defined benefit plan in Spain. This amount generally represents legally mandated minimum contributions.

Financial market performance in 2022 could increase the legally mandated minimum contribution in certain countries that require monthly or daily remeasurement of the funded status. The Company could also elect to contribute more than the legally mandated amount based on market conditions or other factors.

Expected Benefit Payments – Defined Benefit Pension Plans and Nonpension Postretirement Benefit Plans

The following table presents the total expected benefit payments to participants of both the defined benefit pension plans and nonpension postretirement benefit plans.

	Defined	Nonpension
	Benefit	Postretirement
(Dollars in millions)	Pension Plans	Benefit Plans
2022	$99	$—
2023	87	1
2024	87	1
2025	107	1
2026	100	1
2027‑2031	592	3

The 2022 expected benefit payments not covered by the respective plan assets represent a component of compensation and benefits, within current liabilities, in the Consolidated Balance Sheet.